Offerings - Offering: 1	Apr. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	8,068,569
Proposed Maximum Offering Price per Unit	8.80
Maximum Aggregate Offering Price	$ 71,003,407.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,805.57
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement covers an undetermined number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of CitroTech Inc. (the “Company”) that may become issuable to prevent dilution from stock splits, stock dividends or similar transactions with respect to the shares registered hereunder.

Consists of 8,068,569 shares of Common Stock (the “Shares”) registered for resale by the selling stockholders identified in this registration statement, or their permitted transferees, and includes: (i) 2,296,426 shares of Common Stock issuable upon conversion of 688,922 shares of Series C preferred stock issued to investors in a private placement offering on September 30, 2025 (the “September 2025 Private Placement”) and subsequent private placement offering on October 21, 2025 (the “October 2025 Private Placement” and together, with the September 2025 Private Placement, the “2025 Private Placements”); (ii) 2,429,641 shares of Common Stock issuable upon the exercise of warrants issued to investors in the 2025 Private Placements, (iii) an aggregate of 925,834 shares of Common Stock issued to debtholders upon the conversion of convertible debt and (iv) 2,416,668 shares of Common Stock.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $8.80, which is the average of the high and low prices for the registrant’s Common Stock on the NYSE American on April 2, 2026, which date is within five business days prior to filing this registration statement.